Leasing Arrangements (Amortization of Capital Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Leasing Arrangements [Abstract]
Capital leases	$ 362	$ 321
Less accumulated amortization	132	130
Total	$ 230	$ 191